Income Tax (Provision for Income Tax Expense Computed from Statutory Rate to Pre-tax Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 222,339	$ 321,728	$ 267,250
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(8,032)	(14,705)	(9,681)
Income Tax Reconciliation Foreign Income Tax Basis Differential	(26,484)	(21,086)	(11,584)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	26,507	635	4,147
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Amount	9,034	2,260	5,562
Income Tax Reconciliation Change In Canadian Enacted Tax Rate	(414)	1,374	(40,593)
Income Tax Reconciliation Change In Foreign Enacted Tax Rate	(1,184)	(1,070)	(1,933)
Income Tax Reconciliation Subpart F	8,255	13,571	9,340
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount	(1,786)	(7,808)	(3,546)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(12,465)	(7,351)	(1,863)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	647	(218)	427
Income Tax Expense (Benefit)	$ 216,417	$ 287,330	$ 217,526
Effective Income Tax Rate Reconciliation, Percent	34.10%	31.30%	28.50%